Fair Value Assets And Liabilities Measured On Recurring Basis (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	$ 655,280	$ 591,901	$ 0
Common stock warrants [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	460,580
Series A Preferred Stock [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	5,400	56,926
Convertible promissory notes payable [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	189,300
Fair Value, Inputs, Level 1 [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	0	0
Fair Value, Inputs, Level 1 [Member] | Common stock warrants [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	0
Fair Value, Inputs, Level 1 [Member] | Series A Preferred Stock [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	0	0
Fair Value, Inputs, Level 1 [Member] | Convertible promissory notes payable [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	0
Fair Value, Inputs, Level 2 [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	0	0
Fair Value, Inputs, Level 2 [Member] | Common stock warrants [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	0
Fair Value, Inputs, Level 2 [Member] | Series A Preferred Stock [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	0	0
Fair Value, Inputs, Level 2 [Member] | Convertible promissory notes payable [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	0
Fair Value, Inputs, Level 3 [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	655,280	534,975
Fair Value, Inputs, Level 3 [Member] | Common stock warrants [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	460,580
Fair Value, Inputs, Level 3 [Member] | Series A Preferred Stock [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	5,400	56,926
Fair Value, Inputs, Level 3 [Member] | Convertible promissory notes payable [Member]
Liabilities Measured on Recurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	$ 189,300